Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	001-41952
Entity Registrant Name	TELOMIR PHARMACEUTICALS, INC.
Entity Central Index Key	0001971532
Entity Tax Identification Number	87-2606031
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	100 SE 2nd St
Entity Address, Address Line Two	Suite 2000
Entity Address, Address Line Three	#1009
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(786)
Local Phone Number	396-6723
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	TELO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false